Share capital, dividends, earnings per share and share repurchase program - Additional information (Details) SFr / shares in Units, shares in Millions, SFr in Millions, $ in Millions				1 Months Ended						11 Months Ended	12 Months Ended
	Feb. 24, 2026 USD ($)	Feb. 24, 2026 SFr / shares	May 05, 2023 CHF (SFr) shares	May 31, 2025 USD ($)	May 31, 2025 SFr / shares	May 31, 2024 USD ($)	May 31, 2024 SFr / shares	May 31, 2023 USD ($)	May 31, 2023 SFr / shares	Jan. 20, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 CHF (SFr) SFr / shares shares	Feb. 25, 2025 USD ($)	Dec. 31, 2022 shares
Disclosure of classes of share capital [line items]
Share capital											$ 20	$ 20		SFr 20.0
Number of shares issued (in shares)											499.7			499.7
Nominal value (in CHF per share) | SFr / shares														SFr 0.04
Effect on authorized capital, potential issuance of shares (in shares)			50.0
Share capital at the time of increase (as a percent)			10.00%
Number of potential shares cancelled (in shares)			25.0
Share capital, potential increase | SFr			SFr 2.0
Share capital, potential increase (in shares)			50.0
Dividends declared (in CHF per share) | SFr / shares							SFr 0.24
Dividends | $						$ 130		$ 116
Dividends (in CHF per share) | SFr / shares									SFr 0.21
Basic (in shares)											493.2	494.4	493.0
Diluted (in shares)											496.2	497.5	496.5
Diluted weighted average shares adjustment (in shares)											3.0	3.1	3.5
Number of shares repurchased (in shares)											8.4
Purchase of treasury shares | $											$ 682
Payments to acquire or redeem entity's shares | $											676	$ 0	$ 0
Share repurchase liability, current | $											$ 6
Potential ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends declared (in CHF per share) | SFr / shares		SFr 0.28			SFr 0.28
Dividends declared, amount | $	$ 182			$ 166
Share repurchase program, authorized amount | $															$ 750
Number of shares repurchased (in shares)										9.3
Purchase of treasury shares | $										$ 750
Long-term target minimum
Disclosure of classes of share capital [line items]
Authorized capital | SFr			SFr 19.0
Long-term target maximum
Disclosure of classes of share capital [line items]
Authorized capital | SFr			SFr 22.0
Treasury stock shares
Disclosure of classes of share capital [line items]
Treasury stock (in shares)											12.3	5.1	6.4	12.3		7.9